Related Party Balances and Transactions - Amount due to related parties, non-current (Details) - Related party ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 357,970	$ 49,971	¥ 329,492
Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amount due to related parties, non-current	215,488		251,032
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 142,482		¥ 78,460